Income tax expense - Detailed Information about Reconciliation of Accounting Profit Loss Before Tax at Statutory Income Tax Rate (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Change in income tax rate	34.944%	34.608%